Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guaranteed interest-sensitive life and fixed annuity
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	$ 281.8	$ 200.7
Variable annuity | Guaranteed death benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	8.4	9.4
Variable annuity | Guaranteed income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	8.7	19.5
Variable annuity | Guaranteed accumulation benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	9.0	18.0
Variable annuity | Guaranteed Lifetime, cumulative periodic withdrawals
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	$ 0.5	$ 1.6